Schedule of third party and related party expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total	€ 6,474,441	€ 5,338,962	€ 3,390,677
Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	1,636,455	1,530,423	1,657,620
Materials And Supplies [Member]
Related Party Transaction [Line Items]
Total	3,639,920	2,790,982	1,231,019
Compensation [Member]
Related Party Transaction [Line Items]
Total	1,113,489	992,281	499,849
Travel And Entertainment [Member]
Related Party Transaction [Line Items]
Total	44,243		596
Other [Member]
Related Party Transaction [Line Items]
Total	40,334	25,276	1,593
Third Parties [Member]
Related Party Transaction [Line Items]
Total	4,496,974	4,032,684	2,463,725
Third Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	305,289	804,341	946,156
Third Parties [Member] | Materials And Supplies [Member]
Related Party Transaction [Line Items]
Total	3,639,920	2,790,982	1,231,019
Third Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	467,557	412,085	284,957
Third Parties [Member] | Travel And Entertainment [Member]
Related Party Transaction [Line Items]
Total	44,243
Third Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	39,965	25,276	1,593
Related Parties [Member]
Related Party Transaction [Line Items]
Total	1,977,467	1,306,278	926,952
Related Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	1,331,166	726,082	711,464
Related Parties [Member] | Materials And Supplies [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	645,932	580,196	214,892
Related Parties [Member] | Travel And Entertainment [Member]
Related Party Transaction [Line Items]
Total			596
Related Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	€ 369